                                        UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                                    Washington, DC 20549

                                         FORM N-PX

      ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                     811-21369

Exact name of registrant as specified in charter:       Oppenheimer International
                                                        Value Trust

Address of principal executive offices:                 6803 South Tucson Way
                                                        Centennial, CO 80112

Name and address of agent for service:                  Two World Financial Center
                                                        225 Liberty Street
                                                        New York, NY 10281-1008

Registrant's telephone number, including area code:     303-768-3200

Date of fiscal year end:                                4/30

Date of reporting period:                               07/01/2004-06/30/2005

Item 1.           Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21369
Reporting Period: 07/01/2004 - 06/30/2005
Oppenheimer International Value Trust

===================== OPPENHEIMER INTERNATIONAL VALUE FUND =====================

TIM HELLAS TELECOMMUNICATIONS S.A (FRM STET HELLAS TELECOMMU

Ticker:       STHLY          Security ID:  88706Q104
Meeting Date: MAY 20, 2005   Meeting Type: Special
Record Date:  MAY 5, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     AMENDMENT OF ARTICLE 12 OF THE ARTICLES   For       Against    Management
      OF ASSOCIATION OF THE COMPANY CONCERNING
      THE  AUTHORITY-COMPETENCES OF THE BOARD
      OF DIRECTORS .
2     AMENDMENT OF ARTICLE 21 OF THE ARTICLES   For       Against    Management
      OF ASSOCIATION OF THE COMPANY CONCERNING
      THE  COMPETENCE OF THE GENERAL ASSEMBLY
      OF SHAREHOLDERS .
3     AMENDMENT OF ARTICLE 27 OF THE ARTICLES   For       Against    Management
      OF ASSOCIATION OF THE COMPANY CONCERNING
      THE  EXTRAORDINARY QUORUM AND MAJORITY OF
      VOTES OF THE GENERAL ASSEMBLY .

========== END NPX REPORT

                                         SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):                 Oppenheimer International Value Trust, on behalf of
                              Oppenheimer International Value Fund

By (Signature and Title)*:    /s/ John V. Murphy
                              ------------------
                              John V. Murphy, President

Date:                   August 26, 2005

*By:  /s/ Randy Legg
      --------------
      Randy Legg, Attorney in Fact